ALLIANCE INTERNATIONAL FUND

SEMI-ANNUAL REPORT
DECEMBER 31, 1998

ALLIANCE CAPITAL



LETTER TO SHAREHOLDERS                              ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

February 26, 1999

Dear Shareholder:

This semi-annual report contains investment results and market activity for Alliance International Fund for the period ended December 31, 1998. Your Fund's new portfolio manager, as of January 1999, is Nicholas D. Carn. Mr. Carn is a Senior Vice President and Chief Investment Officer of Alliance Capital's Asset Allocation Group and has 20 years of investment experience.

The Fund primarily seeks to obtain a total return on its assets from long-term growth of capital and from income. It invests principally in marketable securities of established non-United States companies (or United States companies having their principal activities and interests outside the United States), companies participating in foreign economies with prospects for growth, and foreign government securities.


INVESTMENT RESULTS
For the 12-month period ended December 31, 1998, the Alliance International
Fund provided a total return of 9.64% at net asset value (NAV), underperforming the MSCI World Index (minus the U.S.) return of 19.11%. A defensive strategy of hedging the portfolio's yen exposure during a period of yen strength represented an opportunity cost relative to the benchmark. However, an underweight position in the Japanese stock market in the second part of the year hurt the Fund's relative performance as Japan significantly outperformed many other markets. Additionally, the Japanese stocks held in the Fund's portfolio underperformed relative to the Japanese stock market during this time.

INVESTMENT RESULTS*
Periods Ended December 31, 1998
                                 TOTAL RETURNS
                             6 MONTHS       12 MONTHS
                             --------       ---------

ALLIANCE INTERNATIONAL FUND
  Class A                       -5.01%          9.64%
  Class B                       -5.25%          8.88%
  Class C                       -5.31%          8.81%

MSCI WORLD INDEX
  (minus the U.S.)               2.89%         19.11%
LIPPER INTERNATIONAL
  FUNDS AVERAGE                 -2.32%         13.02%


* THE FUND'S INVESTMENT RESULTS ARE TOTAL RETURNS FOR THE PERIOD AND ARE BASED ON THE NET ASSET VALUE OF EACH CLASS OF SHARES AS OF DECEMBER 31, 1998. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. TOTAL RETURN FOR ADVISOR CLASS SHARES WILL DIFFER DUE TO DIFFERENT EXPENSES CHARGED TO THAT CLASS. RETURNS FOR THE FUND AND ITS COMPARATIVE BENCHMARKS INCLUDE THE REINVESTMENT OF ANY DISTRIBUTIONS PAID DURING THE PERIOD. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

     THE MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX (MINUS THE U.S.), TRACKS THE PERFORMANCE OF STOCK MARKETS IN 22 FOREIGN COUNTRIES. THE BENCHMARK IS UNMANAGED AND REFLECTS NO FEES OR EXPENSES. THE LIPPER INTERNATIONAL FUNDS AVERAGE FOR THE SIX- AND 12-MONTH PERIODS ENDED DECEMBER 31, 1998 REFLECTS THE PERFORMANCE OF 575 AND 527 MUTUAL FUNDS, RESPECTIVELY. THESE FUNDS HAVE GENERALLY SIMILAR INVESTMENT OBJECTIVES TO YOUR FUND, ALTHOUGH INVESTMENT POLICIES FOR THE VARIOUS FUNDS MAY DIFFER. AN INVESTOR CANNOT INVEST DIRECTLY IN THE INDEX OR AVERAGE.

     ADDITIONAL INVESTMENT RESULTS APPEAR ON PAGE 4.


MARKET REVIEW
Subdued inflation, falling interest rates and improved corporate margins have been the fuel for the global bull market in the 1990s. Although most markets bottomed in the early 1990s, the current bull phase in the U.S. really dates from 1995 when global equities began to outperform global bonds. Although not generally appreciated, bonds, as measured by the Salomon Brothers World Government Bond Index provided a better return than equities, as measured by the MSCI World Index with net dividends reinvested from 1987 to 1995.


1


                                                    ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

Although corporate earnings have grown since 1995, stock market returns have far out-stripped the growth in corporate net worth. A lower discount rate applied to future earnings is part of the explanation, while a steady reduction in the equity risk premium explains the balance.

Equity market sentiment went full circle in 1998. In the first half of the year, the implosion in Asian economies was largely ignored. During the third quarter, and after Russia's default, markets reversed as investors stared into a deflationary abyss only to recover in the fourth quarter as the western economies, in particular the U.S., apparently emerged unscathed and the Central Banks cut interest rates.

Despite this very high volatility, 1998 was an excellent year for stock markets with the world equity index providing the best return for 10 years. Growth upsets in developing economies, and the financial losses emanating from Asia and Russia, left the European and U.S. economies largely unaffected despite a sharp fall off in world trade and export volumes. The U.S., in particular, put in a very strong economic performance as interest rates and real income effects more than offset the weaker trend in exports and a dramatic widening of the trade deficit.

Notwithstanding buoyant economic conditions in the U.S. and some European economies, government bond yields continued to fall over the year. This was a consequence of weak commodity prices, deflation at the wholesale price level and the concerted round of reductions in short-term interest rates after the Russian default and the financial market turmoil of the summer. Government bonds fared better than corporates as credit spreads widened.

The forces at work in bond markets, namely investor concerns about quality and liquidity, were also apparent in the equity markets. Large capitalization growth stocks were by far the best performing category in almost every market with performance at the benchmark level dominated by an unusually small number of stocks.


INVESTMENT OUTLOOK
World growth should be much weaker in 1999. Japan, in our view, is not recovering, and European business confidence is deteriorating fast, leaving the increasingly unbalanced U.S. economy as almost the only engine for growth. A negative savings ratio and a foreign borrowing requirement of $300 billion is clearly not sustainable in the long run. Sustainable world growth depends on successful measures to stimulate consumption outside the United States. So far these measures have been slow in coming.

We believe that stock markets will continue to experience a two-way pull. Interest rates and inflation are likely to remain low, providing a supportive environment for the current high levels of valuation. At the same time, earnings growth will be increasingly hard to achieve in a slowing world economy. The authorities should continue to lower interest rates as necessary to sustain world growth. Nonetheless, the Japanese economy will probably continue to struggle and the pressure for further competitive currency devaluations will persist.


FUND STRATEGY
Your Fund's portfolio remains well diversified, from both a sector and geographic standpoint. As you can see from the following two charts, as of December 31, 1998, your Fund's portfolio is weighted heavily in the consumer staples, finance, health care and utility sectors. Geographically, we have focused on the United Kingdom, Japan, France and Switzerland during the period under review.


INDUSTRIAL AND GEOGRAPHIC BREAKDOWNS AS OF DECEMBER 31, 1998*

3.6% BASIC INDUSTRY
7.2% TECHNOLOGY
7.5% CONSUMER MANUFACTURING
9.7% OTHER
9.9% CONSUMER SERVICES
10.6% UTILITIES
14.1% HEALTH CARE
18.1% FINANCE
19.3% CONSUMER STAPLES


*    EXPRESSED AS A PERCENTAGE OF TOTAL INVESTMENTS.


2


                                                    ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

4.2% SWEDEN
6.1% GERMANY
6.8% FINLAND
7.3% SPAIN
8.0% THE NETHERLANDS
10.5% SWITZERLAND
12.4% FRANCE
13.3% OTHER
15.5% JAPAN
15.9% UNITED KINGDOM


*    EXPRESSED AS A PERCENTAGE OF TOTAL INVESTMENTS.

We thank you for your continued interest and investment in Alliance International Fund and look forward to reporting its progress to you in future periods.
Sincerely,


John D. Carifa
Chairman and President


Bruce W. Calvert
Senior Vice President


Nicholas D. Carn
Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


3


INVESTMENT OBJECTIVE AND POLICIES                   ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

Alliance International Fund is a diversified investment company that seeks to provide investors with a total return on its assets from long-term growth of capital and income. The Fund invests principally in marketable securities of established non-U.S. companies participating in foreign economies with prospects of growth and foreign government securities.


INVESTMENT RESULTS

NAV AND SEC AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1998
CLASS A SHARES
                             WITHOUT          WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                       9.64%          5.00%
Five Years                     6.76%          5.84%
Ten Years                      6.27%          5.81%
CLASS B SHARES
                             WITHOUT          WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                       8.88%          4.90%
Five Years                     5.91%          5.91%
Since Inception*(a)            5.51%          5.51%
CLASS C SHARES
                             WITHOUT          WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                       8.81%          7.82%
Five Years                     5.88%          5.88%
Since Inception*               6.77%          6.77%


The Fund's investment results represent average annual total returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A shares or applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1-year 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will differ due to different expenses associated with that class.

SEC average annual total returns for the periods shown reflect reinvestment of all distributions and deduction of the maximum 4.25% front-end sales charges and applicable contingent deferred sales charges.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*    Inception: 9/17/90, Class B; 5/3/93, Class C.

(a)  Assumes conversion of Class B shares into Class A shares after 8 years.


4


TEN LARGEST HOLDINGS
DECEMBER 31, 1998 (UNAUDITED)                       ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________
                                                                     PERCENT OF
COMPANY                                           U.S. $ VALUE       NET ASSETS
-------------------------------------------------------------------------------
Nokia Oyj Corp. Series A--Develops and
  manufactures mobile phones, networks, and
  systems for cellular and fixed networks.         $11,009,304             5.3%
Akzo Nobel NV--A worldwide operating company,
  products include chemicals, man-made fibres,
  paints, enamels and salts, ethical drugs,
  veterinary products, hospital supplies and
  diagnostics.                                       7,281,942             3.5
Sanofi, SA--Researches and manufactures
  healthcare products and beauty aids.               6,911,107             3.3
Zurich Allied AG--Holding company with control
  of 57% of Zurich Financial Services Group.         6,669,824             3.2
Nestle, SA--A holding company whose subsidiaries
  produce and sell a variety of food and
  consumer products.                                 6,536,472             3.2
Telefonica, SA (common stocks & rights)--
  Provider of telecommunications to industrial,
  residential and municipal customers in Spain.      6,352,825             3.1
Seita--Manufactures cigarettes, cigars, pipe
  and loose tobacco, as well as matches.             6,260,061             3.0
Tabacalera, SA Cl. A--Manufactures, sells,
  imports and exports tobacco products, and
  distributes fiscal securities, postage stamps
  to wholesale outlets worldwide.                    6,074,751             2.9
Novartis AG--Manufactures healthcare products
  for use in medical fields, as well as
  nutritional and agricultural products.             5,902,499             2.9
Diageo Plc.--Operations in food and alcohol,
  fast food restaurants, and property
  management.                                        5,548,427             2.7
                                                   $68,547,212            33.1%


5


INDUSTRY DIVERSIFICATION
DECEMBER 31, 1998 (UNAUDITED)                       ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

                                                                     PERCENT OF
                                                  U.S. $ VALUE       NET ASSETS
-------------------------------------------------------------------------------
Basic Industries                                    $7,281,942             3.5%
Capital Goods                                          814,226             0.4
Consumer Manufacturing                              15,458,007             7.5
Consumer Services                                   20,206,881             9.7
Consumer Staples                                    39,499,644            19.1
Energy                                               2,794,745             1.3
Finance                                             37,181,889            17.9
Healthcare                                          28,970,578            14.0
Multi-Industry                                       3,138,041             1.5
Technology                                          14,668,208             7.1
Utilities                                           21,697,507            10.5
Total Investments*                                 191,711,668            92.5
Cash and receivables, net of liabilities            15,488,005             7.5
Net Assets                                        $207,199,673           100.0%



*    Excludes short-term obligations.

6

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1998 (UNAUDITED)                       ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
COMMON STOCKS &
OTHER INVESTMENTS-92.5%
AUSTRALIA-1.0%
Coca-Cola Amatil, Ltd.                          340,000      $ 1,266,780
The News Corporation, Ltd.                      130,000          858,778
                                                             -----------
                                                               2,125,558

BRAZIL-1.0%
Telecomunicacoes Brasileiras, SA pfd.
  (ADR) (a)                                      30,000        2,180,625

CANADA-1.7%
Newcourt Credit Group, Inc.                     100,000        3,492,167

FINLAND-6.7%
Nokia Oyj Corp. Series A                         90,000       11,009,304
Orion-Yhtyma OY Series B                        125,700        2,951,263
                                                             -----------
                                                              13,960,567

FRANCE-12.2%
Carrefour, SA                                     5,000        3,773,028
Lafarge, SA                                      25,000        2,374,352
Sanofi, SA                                       42,000        6,911,107
Seita                                           100,000        6,260,061
Total, SA Cl. B                                  20,000        2,024,682
Union des Assurances   Federales, SA             30,000        3,981,399
                                                             -----------
                                                              25,324,629

GERMANY-6.0%
Hornbach Holding pfd.
  AG-non voting                                  28,730        1,705,965
Merck KG                                         50,000        2,249,213
Prosieben Media AG pfd.                          60,000        2,771,030
Volkswagen AG                                    40,000        3,190,883
Wella AG pfd.-non voting                          3,000        2,501,125
                                                             -----------
                                                              12,418,216

HONG KONG-0.5%
Dickson Concepts   International, Ltd.          241,500          187,026
Johnson Electric Holdings, Ltd.                 317,000          814,226
                                                             -----------
                                                               1,001,252

ITALY-2.2%
Telecom Italia Mobile di Risp Spa               200,000        1,478,241
Telecom Italia Spa                              360,000        3,075,225
                                                             -----------
                                                               4,553,466

JAPAN-15.3%
Banyu Pharmaceutical Co., Ltd.                   50,000          929,779
Credit Saison Co., Ltd.                         125,000        3,082,662
Daiwa Securities Co., Ltd.                      270,000          922,872
FamilyMart Co., Ltd.                             40,000        1,997,698
Fuji Photo Film Co.                              75,000        2,789,339
Honda Motor Co.                                 130,000        4,270,787
NTT Mobile Comunications Network, Inc.               80        3,294,076
Orix Corp.                                       40,000        2,989,463
Sony Corp.                                       30,000        2,186,310
Takeda Chemical Industries                       60,000        2,311,166
TDK Corp.                                        40,000        3,658,904
Yamanouchi Pharmaceutical Co., Ltd.             100,000        3,223,236
                                                             -----------
                                                              31,656,292

NETHERLANDS-8.0%
Akzo Nobel NV                                   160,000        7,281,942
International Nederlander Groep NV               60,000        3,656,940
Koninklijke Ahold NV                            150,000        5,541,302
                                                             -----------
                                                              16,480,184


7


PORTFOLIO OF INVESTMENTS (CONTINUED)                ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

                                              SHARES OR
                                              PRINCIPAL
                                                 AMOUNT
COMPANY                                            (000)    U.S. $ VALUE
-------------------------------------------------------------------------
NORWAY-0.4%
Stolt Comex Seaway, SA                           53,500       $  361,125
  ADR (a)                                        72,700          408,938
                                                             -----------
                                                                 770,063

SPAIN-7.2%
Banco Bilbao Vizcaya, SA                        140,000        2,211,052
Tabacalera, SA Cl. A                            240,000        6,074,751
Telefonica, SA                                  140,000        6,228,453
  Bonus Rights expiring 1/30/99 (a)             140,000          124,372
Unidad Editorial, SA (b)                        297,500          335,606
                                                             -----------
                                                              14,974,234

SWEDEN-4.1%
Astra AB Series A                               265,000        5,422,094
Autoliv, Inc.                                    65,000        2,338,458
ForeningsSparbanken AB Cl. A                     30,000          778,868
                                                             -----------
                                                               8,539,420

SWITZERLAND-10.4%
Nestle, SA                                        3,000        6,536,472
Novartis AG                                       3,000        5,902,499
UBS AG                                            8,000        2,460,103
Zurich Allied AG                                  9,000        6,669,824
                                                             -----------
                                                              21,568,898

UNITED KINGDOM-15.8%
Bank of Scotland Plc.                           390,400        4,672,947
BPB Industries Plc.                             300,000        1,097,217
Compass Group Plc.                              160,000        1,827,365
Diageo Plc.                                     500,000        5,548,427
Granada Group Plc.                              110,000        1,929,273
Orange Plc. (a)                                 180,000        2,064,763
Rentokil Initial Plc.                           400,000        3,017,806
Reuters Group Plc.                               76,900          811,799
Royal Bank Of Scotland Group Plc.               110,000        1,799,436
Standard Chartered Plc.                          40,000          464,156
Tomkins Plc.                                    660,000        3,138,041
United News & Media Inc.                        350,000        3,043,115
Vodafone Group Plc.                             200,000        3,251,752
                                                             -----------
                                                              32,666,097

Total Common Stocks &
  Other Investments
  (cost $173,586,266)                                        191,711,668

TIME DEPOSIT-6.3%
Dresdner Bank,
  4.00%, 1/04/99
  (cost $13,100,000)                            $13,100       13,100,000

TOTAL INVESTMENTS-98.8%
  (cost $186,686,266)                                        204,811,668
Other assets less liabilities-1.2%                             2,388,005

NET ASSETS-100%                                             $207,199,673

(a)  Non-income producing security.

(b)  Restricted and illiquid securities valued at fair value (See Notes A & F).

     Glossary:
     ADR - American Depositary Receipt

     See notes to financial statements.


8


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998 (UNAUDITED)                       ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $186,686,266)         $204,811,668
  Cash, at value (cost $2,963,071)                                   2,969,560
  Receivable for investment securities sold                          2,219,641
  Foreign taxes receivable                                             231,868
  Dividends and interest receivable                                    211,428
  Receivable for shares of beneficial interest sold                     57,019
  Total assets                                                     210,501,184

LIABILITIES
  Payable for investment securities purchased                        2,139,917
  Advisory fee payable                                                 456,957
  Payable for shares of beneficial interest redeemed                   128,678
  Distribution fee payable                                              83,834
  Accrued expenses                                                     492,125
  Total liabilities                                                  3,301,511

NET ASSETS                                                        $207,199,673

COMPOSITION OF NET ASSETS
  Shares of beneficial interest, at par                               $132,320
  Additional paid-in capital                                       188,671,674
  Distributions in excess of net investment income                  (4,539,109)
  Accumulated net realized gain on investments and
    foreign currency transactions                                    4,769,129
  Net unrealized appreciation of investments and
    foreign currency denominated assets and liabilities             18,165,659
                                                                  $207,199,673

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share
  ($91,200,885 / 5,677,051 shares of beneficial interest
  issued and outstanding)                                               $16.06
  Sales charge--4.25% of public offering price                             .71
  Maximum offering price                                                $16.77

  CLASS B SHARES
  Net asset value and offering price per share
  ($62,849,468 / 4,168,559 shares of beneficial interest
    issued and outstanding)                                             $15.08

  CLASS C SHARES
  Net asset value and offering price per share
  ($18,352,563 / 1,216,900 shares of beneficial interest
    issued and outstanding)                                             $15.08

  ADVISOR CLASS SHARES
  Net asset value, redemption, and offering price per share
  ($34,796,757 / 2,169,531 shares of beneficial interest
    issued and outstanding)                                             $16.04


See notes to financial statements.


9



STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 1998 (UNAUDITED)      ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of
    $56,686)                                        $  738,624
  Interest                                             288,919    $  1,027,543

EXPENSES
  Advisory fee                                         986,639
  Distribution fee - Class A                           102,242
  Distribution fee - Class B                           319,603
  Distribution fee - Class C                            92,120
  Custodian                                            345,976
  Transfer agency                                      330,962
  Administrative                                        63,500
  Audit and legal                                       44,924
  Registration                                          39,120
  Printing                                              37,142
  Trustees' fees                                        17,000
  Miscellaneous                                         26,718
  Total expenses                                     2,405,946
  Less: expenses waived by the Adviser (see Note B)   (147,996)
  Less: expense offset arrangement (see Note B)        (18,476)
  Net expenses                                                       2,239,474
  Net investment loss                                               (1,211,931)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
  Net realized gain on investment transactions                       9,076,335
  Net realized loss on foreign currency transactions                (2,226,502)
  Net change in unrealized appreciation of:
  Investments                                                      (17,810,195)
  Foreign currency denominated assets and liabilities                   37,220
  Net loss on investments and foreign currency transactions        (10,923,142)

NET DECREASE IN NET ASSETS FROM OPERATIONS                        $(12,135,073)


See notes to financial statements.


10


STATEMENT OF CHANGES IN NET ASSETS                  ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

                                             SIX MONTHS ENDED     YEAR ENDED
                                            DECEMBER 31, 1998       JUNE 30,
                                               (UNAUDITED)            1998
                                            ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment loss                          $ (1,211,931)      $   (858,571)
  Net realized gain on investments and
    foreign currency transactions                 6,849,833         22,105,436
  Net change in unrealized appreciation of
    investments and foreign currency
  denominated assets and liabilities            (17,772,975)        (1,039,493)
  Net increase (decrease) in net assets
    from operations                             (12,135,073)        20,207,372

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
FROM:
  Net investment income
  Class A                                        (2,466,185)          (340,015)
  Class B                                        (1,292,800)                -0-
  Class C                                          (380,668)                -0-
  Advisor Class                                  (1,016,696)          (164,972)
  Net realized gain on investments and
    foreign currency transactions
  Class A                                        (5,415,223)        (8,564,124)
  Class B                                        (4,025,046)        (5,015,932)
  Class C                                        (1,185,184)        (1,492,502)
  Advisor Class                                  (2,031,445)        (2,849,305)

CAPITAL STOCK TRANSACTIONS
  Net decrease                                  (33,369,315)       (31,125,975)
  Total decrease                                (63,317,635)       (29,345,453)

NET ASSETS
  Beginning of year                             270,517,308        299,862,761

  End of period (including undistributed
    net investment income of
    $1,829,171 at June 30, 1998)               $207,199,673       $270,517,308


See notes to financial statements.


11


NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1998 (UNAUDITED)                       ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance International Fund (the "Fund"), which is a Massachusetts business trust, is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C, and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter, are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Trustees. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized foreign exchange gains and losses represent gains and losses from sales and maturities of debt securities, holding of foreign currency contracts, foreign currencies, exchange gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes receivable recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation of investments and foreign currency denominated assets and liabilities.

3. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.


12


                                                    ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts on short-term securities as adjustments to interest income.


5. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisor Class shares have no distribution fees.


6. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") a fee at a quarterly rate equal to 1/4 of 1% (approximately 1% on an annual basis) of quarter end net assets up to $500 million and 3/16 of 1% (approximately .75% on an annual basis) of quarter end net assets in excess of $500 million. The Adviser has agreed to waive that portion of the Fund's advisory fee or reimbursed the Fund for that portion of its operating expenses to reduce total fund operating expenses by .15% for the Fund's fiscal year. For the six months ended December 31, 1998, such waiver amounted to $147,996. Pursuant to the advisory agreement, the Fund paid $63,962 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended December 31, 1998.

The Fund compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $227,108 for the six months ended December 31, 1998.

In addition, for the six months ended December 31, 1998, the Fund's expenses were reduced by $18,476 under an expense offset arrangement with Alliance Fund Services. Transfer agency fees reported in the statement of operations exclude these credits.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $3,296 from the sale of Class A shares and $1,005, $51,608 and $1,550 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended December 31, 1998.

Brokerage commissions paid on investment transactions for the six months ended December 31, 1998, amounted to $691,192, none of which was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser, nor to DLJ directly.


NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement the Fund pays a distribution fee to the Distributor at an annual rate of up to .30 of 1% of the average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to the Class B and Class C shares. There is no distribution fee on the Advisor Class shares. The fees are accrued daily and paid


13


NOTES TO FINANCIAL STATEMENTS (CONTINUED)           ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $2,593,180 and $870,285 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term and U.S. government securities) aggregated $114,677,628 and $180,919,172, respectively, for the six months ended December 31, 1998. There were no purchases or sales of U.S. government or government agency obligations for the six months ended December 31, 1998.

At December 31, 1998, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $25,875,463 and gross unrealized depreciation of investments was $7,750,061 resulting in net unrealized appreciation of $18,125,402 (excluding foreign currency transactions).

FORWARD EXCHANGE CURRENCY CONTRACTS
The Fund enters into forward foreign exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain firm purchase and sale commitments denominated in foreign currencies. A forward foreign exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract is included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward foreign exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

The Fund's custodian will place and maintain cash not available for investment or liquid assets having a value equal to the aggregate amount of the Fund's commitments under forward foreign exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At December 31, 1998, the Fund had no outstanding forward foreign exchange currency contracts.


14


                                                    ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

NOTE E: SHARES OF BENEFICIAL INTEREST
There is an unlimited number of $.01 par value shares of beneficial interest authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class. Transactions in shares of beneficial interest were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     DECEMBER 31, 1998  JUNE 30,   DECEMBER 31, 1998   JUNE 30,
                      (UNAUDITED)       1998       (UNAUDITED)        1998
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold            4,524,464    24,484,292     $76,567,139    $429,262,692
Shares issued in
  reinvestment of
  dividends and
  distributions          379,772       434,528       5,935,837       7,195,776
Shares converted
  from Class B            59,845       135,142       1,005,227       2,418,317
Shares redeemed       (6,381,167)  (28,137,023)   (111,562,865)   (501,332,312)
Net decrease          (1,417,086)   (3,083,061)   $(28,054,662)   $(62,455,527)

CLASS B
Shares sold            1,582,195     5,858,963     $24,719,611     $98,173,143
Shares issued in
  reinvestment of
  distributions          292,363       253,584       4,291,892       3,960,979
Shares converted to
  Class A                (63,832)     (143,173)     (1,005,227)     (2,422,365)
Shares redeemed       (1,740,618)   (6,258,880)    (27,190,902)   (105,349,658)
Net increase
  (decrease)              70,108      (289,506)       $815,374     $(5,637,901)

CLASS C
Shares sold              480,172     1,285,146      $7,484,706     $21,956,475
Shares issued in
  reinvestment of
  distributions           70,803        55,617       1,039,382         869,855
Shares redeemed         (506,618)   (1,480,320)     (7,899,343)    (25,121,032)
Net increase
  (decrease)              44,357      (139,557)       $624,745     $(2,294,702)

ADVISOR CLASS
Shares sold              117,267     2,988,364      $1,794,992     $56,300,890
Shares issued in
  reinvestment of
  dividends and
  distributions          194,675       181,876       3,036,923       3,008,222
Shares redeemed         (685,606)   (1,092,832)    (11,586,687)    (20,046,957)
Net increase
  (decrease)            (373,664)    2,077,408     $(6,754,772)    $39,262,155


NOTE F: RESTRICTED SECURITY
                                                      DATE
SECURITY                                            ACQUIRED       U.S. $ COST
-------------------------------------------------------------------------------

Unidad Editorial, SA                                   1/20/92        $369,591

The security shown above is restricted as to sale and has been valued at fair value in accordance with procedures described in Note A. The value of this security at December 31, 1998 was $335,606 representing 0.16% of net assets.


15


NOTES TO FINANCIAL STATEMENTS (CONTINUED)           ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

NOTE G: CONCENTRATION OF RISK
Investing in securities of foreign companies involves special risks which include the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of United States companies.


NOTE H: BANK BORROWING
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended December 31, 1998.


16


FINANCIAL HIGHLIGHTS                                ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                             CLASS A
                                          ------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED
                                            DECEMBER 31,                       YEAR ENDED JUNE 30,
                                               1998     ---------------------------------------------------------------
                                            (UNAUDITED)      1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $18.55       $18.69       $18.32       $16.81       $18.38       $16.01

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                    (.07)(a)(b)  (.01)(a)(b)   .06(a)       .05(a)       .04         (.09)
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                  (.90)        1.13         1.51         2.51          .01         3.02
Net increase (decrease) in net asset
  value from operations                         (.97)        1.12         1.57         2.56          .05         2.93

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.48)        (.05)        (.12)          -0-          -0-          -0-
Distributions from net realized gains on
  investments and foreign currency
  transactions                                 (1.04)       (1.21)       (1.08)       (1.05)       (1.62)        (.56)
Total dividends and distributions              (1.52)       (1.26)       (1.20)       (1.05)       (1.62)        (.56)
Net asset value, end of period                $16.06       $18.55       $18.69       $18.32       $16.81       $18.38

TOTAL RETURN
Total investment return(c)                     (5.01)%       6.79%        9.30%       15.83%         .59%       18.68%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $91,201     $131,565     $190,173     $196,261     $165,584     $201,916
Ratio to average net assets of:
  Expenses, net of waivers                      1.80%(d)(e)  1.65%        1.74%(e)     1.72%        1.73%        1.90%
  Expenses, before waivers                      1.94%(d)     1.80%        1.74%        1.72%        1.73%        1.90%
Ratio of net investment income (loss)
  to average net assets                         (.85)%(b)(d) (.05)%(b)     .31%         .31%         .26%        (.50)%
Portfolio turnover rate                          114%         121%          94%          78%         119%          97%


See footnote summary on page 20.


17


FINANCIAL HIGHLIGHTS (CONTINUED)                    ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                             CLASS B
                                          ------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED
                                            DECEMBER 31,                       YEAR ENDED JUNE 30,
                                               1998     ---------------------------------------------------------------
                                            (UNAUDITED)      1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $17.41       $17.71       $17.45       $16.19       $17.90       $15.74

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                             (.13)(a)(b)  (.16)(a)(b)  (.09)(a)     (.07)(a)     (.01)        (.19)(a)
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                  (.82)        1.07         1.43         2.38         (.08)        2.91
Net increase (decrease) in net asset
  value from operations                         (.95)         .91         1.34         2.31         (.09)        2.72

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.34)          -0-          -0-          -0-          -0-          -0-
Distributions from net realized gains on
  investments and foreign currency
  transactions                                 (1.04)       (1.21)       (1.08)       (1.05)       (1.62)        (.56)
Total dividends and distributions              (1.38)       (1.21)       (1.08)       (1.05)       (1.62)        (.56)
Net asset value, end of period                $15.08       $17.41       $17.71       $17.45       $16.19       $17.90

TOTAL RETURN
Total investment return(c)                     (5.25)%       5.92%        8.37%       14.87%        (.22)%      17.65%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $62,849      $71,370      $77,725      $72,470      $48,998      $29,943
Ratios to average net assets of:
  Expenses, net of waivers                      2.64%(d)(e)  2.49%        2.58%(e)     2.55%        2.57%        2.78%
  Expenses, before waivers                      2.78%(d)     2.64%        2.58%        2.55%        2.57%        2.78%
Ratio of net investment loss
  to average net assets                        (1.66)%(b)(d) (.90)%(b)    (.51)%       (.46)%       (.62)%      (1.15)%
Portfolio turnover rate                          114%         121%          94%          78%         119%          97%


See footnote summary on page 20.


18


                                                    ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              CLASS C
                                          ------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED
                                            DECEMBER 31,                       YEAR ENDED JUNE 30,
                                               1998     ---------------------------------------------------------------
                                            (UNAUDITED)      1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $17.42       $17.73       $17.46       $16.20       $17.91       $15.74

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                             (.13)(a)(b)  (.15)(a)(b)  (.09)(a)     (.07)(a)     (.14)        (.11)
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                  (.83)        1.05         1.44         2.38          .05         2.84
Net increase (decrease) in net asset
  value from operations                         (.96)         .90         1.35         2.31         (.09)        2.73

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income           (0.34)          -0-          -0-          -0-          -0-          -0-
Distributions from net realized gains on
  investments and foreign currency
  transactions                                 (1.04)       (1.21)       (1.08)       (1.05)       (1.62)        (.56)
Total dividends and distributions              (1.38)       (1.52)       (1.08)       (1.05)       (1.62)        (.56)
Net asset value, end of period                $15.08       $17.42       $17.73       $17.46       $16.20       $17.91

TOTAL RETURN
Total investment return(c)                     (5.31)%       5.85%        8.42%       14.85%        (.22)%      17.72%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $18,353      $20,428      $23,268      $26,965      $19,395      $13,503
Ratios to average net assets of:
  Expenses, net of waivers                      2.65%(d)(e)  2.48%        2.56%(e)     2.53%        2.54%        2.78%
  Expenses, before waivers                      2.79%(d)     2.63%        2.56%        2.53%        2.54%        2.78%
Ratio of net investment loss
  to average net assets                        (1.66)%(b)(d) (.90)%(b)    (.51)%       (.47)%       (.88)%      (1.12)%
Portfolio turnover rate                          114%         121%          94%          78%         119%          97%


See footnote summary on page 20.


19


FINANCIAL HIGHLIGHTS (CONTINUED)                    ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                        ADVISOR CLASS
                                            ------------------------------------
                                            SIX MONTHS
                                               ENDED                    OCTOBER 2,
                                            DECEMBER 31,  YEAR ENDED      1996(F)
                                                1998       JUNE 30,        TO
                                            (UNAUDITED)      1998     JUNE 30, 1997
                                            -----------  -----------  -----------
Net asset value, beginning of period          $18.54       $18.67       $17.96

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)(a)                 (.05)(b)      .02(b)       .16
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                  (.89)        1.13         1.78
Net increase (decrease) in net asset
  value from operations                         (.94)        1.15         1.94

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.52)        (.07)        (.15)
Distributions from net realized gains on
  investments and foreign currency
  transactions                                 (1.04)       (1.21)       (1.08)
Total dividends and distributions              (1.56)       (1.28)       (1.23)
Net asset value, end of period                $16.04       $18.54       $18.67

TOTAL RETURN
Total investment return based on net
  asset value(c)                               (4.81)%       6.98%       11.57%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $34,797      $47,154       $8,697
Ratio to average net assets of:
  Expenses, net of waivers                      1.60%(d)(e)  1.47%        1.69%(d)(e)
  Expenses, before waivers                      1.74%(d)     1.62%        1.69%(d)
Ratio of net investment income (loss)
  to average net assets                          .64%(b)(d)   .13%(b)     1.47%(d)
Portfolio turnover rate                          114%         121%          94%


(a)  Based on average shares outstanding.

(b)  Net of fees waived by Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e) Ratios reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For the six months ended December 31, 1998 and the year ended June 30, 1997, the ratios of expenses net of waivers were 1.79% and 1.73% for Class A shares, 2.63% and 2.58% for Class B shares, 2.63% and 2.56% for Class C shares and 1.59% and 1.69% for Advisor Class shares, respectively.

(f)  Commencement of distribution.


20


                                                    ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

TRUSTEES
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
W.H. HENDERSON (1)
STIG HOST (1)
ALAN STOGA (1)

OFFICERS
BRUCE W. CALVERT, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
EDWARD BAKER, VICE PRESIDENT
THOMAS J. BARDONG, VICE PRESIDENT
STEPHEN M. BEINHACKER, VICE PRESIDENT
MARK H. BREEDON, VICE PRESIDENT
RUSSELL BRODY, VICE PRESIDENT
NICHOLAS D. CARN, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
BROWN BROTHERS HARRIMAN & CO.
40 Water Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
787 Seventh Avenue
New York, NY 10019

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672


(1)  Member of Audit Committee.

21


THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term U.S. Government Fund

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Environment Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund
Select Investors Series - Premier Portfolio

GROWTH & INCOME
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Global Small Cap Fund
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance International Premier Growth Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

INSTITUTIONAL
Premier Growth
Quasar
Real Estate Investment

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
Alliance Capital Reserves
Alliance Government Reserves
Alliance Institutional Reserves
    Prime Portfolio
    Government Portfolio
    Tax-Free Portfolio
    Trust Portfolio
    Treasury Portfolio
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio

22

ALLIANCE INTERNATIONAL FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

INTSR